SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income tax (expense) benefit				$ (129,132)
UNITED STATES
Loss before Income taxes			(58,923,300)	(1,820,528)
Taxes under statutory US tax rates			$ (12,373,893)	$ (393,732)
Taxes under statutory US tax rates			21.00%	0.70%
Increase (decrease) in valuation allowance			$ 12,383,827	$ 306,682
Incrase decrease in valuation allowance			(21.00%)	(0.50%)
Foreign tax rate differential			$ (54,939)	$ (55,358)
Foreign tax rate differential			0.10%	0.10%
Prior period adjustment			$ (47,566)	$ 76,194
Prior period adjustment			0.10%	(0.10%)
Other			$ 92,571	$ 66,214
Other			(0.20%)	(0.10%)
Income tax (expense) benefit
Income tax expense benefit			0.00%	0.00%